RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Borrowing relationship exceeds level	$ 60,000
Summary of loans and leases receivable [Roll Forward]
Balance at beginning of year	216,000	$ 351,000
New loans and advances	0	0
Repayments	(26,000)	(135,000)
Balance at end of year	190,000	216,000
Directors and executive officers deposit	$ 1,300,000	$ 1,000,000
Minimum [Member]
Related Party Transaction [Line Items]
Related party entity ownership percentage	10.00%